(Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Assets and Liabilities, Weighted-Average Remaining Term and Discount Rate, Lessee
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

(millions)	2021	2020
Operating lease assets	$172.6	$165.5
Operating lease liabilities	$180.9	$179.0
Weighted-average remaining term	2.9 years	3.0 years
Weighted-average discount rate	1.6%	2.5%

Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2021, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2022	$72.4
2023	56.4
2024	39.3
2025	13.8
2026	3.1
Thereafter	0.1
Total	185.1
Interest	(4.2)
Present value of lease liabilities	$180.9

Lease, Cost	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2021	$90.4
2020	95.4
2019	102.0